COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Purchase of grains	$ 67,042,000	$ 147,284,000	$ 207,188,000
Mortgages to banks	$ 35,464